CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 27,762	$ 31,925	$ 32,248
Cost of revenues	8,323	8,123	7,695
Gross profit	19,439	23,802	24,553
Operating expenses:
Research and development, net	8,930	11,222	9,270
Sales and marketing	8,718	11,802	10,278
General and administrative	6,326	8,047	10,388
Adjustment to earn-out consideration	(75)	(744)	(3,276)
Total operating expenses	23,899	30,327	26,660
Operating loss	$ (4,460)	$ (6,525)	(2,107)
Loss from sale of investment in affiliate			$ (1,289)
Other income, net	$ 27	$ 187
Financial expenses, net	(243)	(874)	$ (1,255)
Loss before taxes on income	(4,676)	(7,212)	(4,651)
Tax benefit (expense)	(123)	196	(5,220)
Loss	$ (4,799)	$ (7,016)	$ (9,871)
Basic and diluted loss per share	$ (0.14)	$ (0.25)	$ (0.38)
Weighted average number of shares used in computing basic loss per share	34,315,638	28,598,323	26,231,254
Weighted average numbers of shares used in computing diluted loss per share	34,315,638	28,598,323	26,231,254